Dividends - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2018 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jan. 16, 2018 CNY (¥)	Jan. 16, 2018 USD ($) $ / shares
Dividends [Line Items]
Dividend payable				¥ 125,769	$ 20,000
Dividends payable, date of record			Feb. 01, 2018
Dividend paid | ¥	¥ 3,677	¥ 3,677	¥ 122,092
Ordinary Share
Dividends [Line Items]
Dividend declared, per share					$ 0.83
American Depository Share
Dividends [Line Items]
Dividend declared, per share					$ 0.42